Accounts Receivable - Net (Tables)	12 Months Ended
Dec. 31, 2021
Loans And Leases Receivable Disclosure [Abstract]
Schedule of Accounts Receivable

	December 31,
	2021	2020
Trade receivables	$932,857	$257,311
Allowance for doubtful accounts	(9,059)	(6,680)
	923,798	250,631
Other receivables	28,604	2,856
Total accounts receivable	$952,402	$253,487

Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2021	2020
Aging within one year, net of allowance for doubtful accounts	$902,995	$240,266
Aging greater than one year, net of allowance for doubtful accounts	20,803	10,365
Total trade receivables	$923,798	$250,631